Document and Entity Information	3 Months Ended
Mar. 31, 2018 shares
Document And Entity Information [Abstract]
Document Period End Date	Mar. 31, 2018
Entity Registrant Name	FRESENIUS MEDICAL CARE AG & Co. KGaA
Entity Current Reporting Status	Yes
Entity Voluntary Filers	Yes
Entity Central Index Key	0001333141
Document Type	6-K
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Common Stock, Shares Outstanding	305,366,918
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q1
Amendment Flag	false